Accumulated Other Comprehensive Loss - Schedule of Net Income Amounts Reclassified from AOCL (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales	$ 42,797	$ 37,840
Cost of sales	37,185	33,188
Income tax	320	237
Net of tax	1,213	592
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total net gain reclassified to net income	55	14
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales	(32)	(15)
Cost of sales	107	41
Income tax	(19)	(6)
Net of tax	56	20
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(1)	(8)
Income tax	0	2
Net of tax	$ (1)	$ (6)